Unaudited Consolidated Statements of Cash Flows (Parenthetical) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Statement of Cash Flows [Abstract]
Net cash acquired on business acquisition		$ 14,200
Proceeds from Equity Method Investment, Dividends or Distributions	$ 3,472	$ 0